Plan of arrangement and discontinued operations - Summary of net assets distributed (Detail) - USD ($) $ in Thousands		12 Months Ended
	May 09, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash		$ 5,346	$ 6,120	$ 7,031
Current assets		5,660	7,134
Long-term assets
Equipment		316	87	112
Non-current assets		442	298
Long-term liabilities
Foreign currency translation adjustment	$ (800)	$ 2,095	$ (3,372)	$ 1,684
Plan Of Arrangement [Member]
Current assets
Cash	8,843
Receivables and prepaids	137
Current assets	8,980
Long-term assets
Equipment	25
Mineral property interest	37,699
Reclamation deposits and other	481
Non-current assets	38,205
Current liabilities
Accounts payable and accrued liabilities	(34)
Long-term liabilities
Deferred income taxes	(2,937)
Carry value of net assets	44,214
Fair value of net assets	11,384
Other comprehensive income, net of tax	(32,830)
Foreign currency translation adjustment	(797)
Loss on the Arrangement	$ (33,627)